Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42128
Entity Registrant Name	Telix Pharmaceuticals Limited
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	55 Flemington Road
Entity Address, City or Town	North Melbourne
Entity Address, Country	AU
Entity Address, Postal Zip Code	3051
Title of 12(b) Security	American depositary shares
Trading Symbol	TLX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	338,777,049
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0002007191
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	55 Flemington Road
Entity Address, City or Town	North Melbourne
Entity Address, Country	AU
Entity Address, Postal Zip Code	3051
Contact Personnel Name	Christian Behrenbruch
City Area Code	61 3
Local Phone Number	9093 3855